Distribution Date:	06/16/23	WFRBS Commercial Mortgage Trust 2012-C10
Determination Date:	06/12/23
Next Distribution Date:	07/17/23
Record Date:	05/31/23	Commercial Mortgage Pass-Through Certificates
Series 2012-C10

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Wells Fargo Commercial Mortgage Securities, Inc.
Certificate Factor Detail	3		Anthony Sfarra	(212) 214-5613	Anthony.Sfarra@wellsfargo.com
Certificate Interest Reconciliation Detail	4		375 Park Avenue, 2nd Floor, J0127-023 | New York, NY 10152 | United States
		Master Servicer	Wells Fargo Bank, National Association
Additional Information	5
			Investor Relations		REAM_InvestorRelations@wellsfargo.com
Bond / Collateral Reconciliation - Cash Flows	6
			Three Wells Fargo, MAC D1050-084, 401 S. Tryon Street, 8th Floor | Charlotte, NC 28202 | United States
Bond / Collateral Reconciliation - Balances	7	Special Servicer	Midland Loan Services
Current Mortgage Loan and Property Stratification	8-12		Valerie Nichols	(913) 253-9000
Mortgage Loan Detail (Part 1)	13		A Division of PNC Bank, N.A., 10851 Mastin Street, Building 82 | Overland Park, KS 66210 | United States
Mortgage Loan Detail (Part 2)	14	Trust Advisor	Pentalpha Surveillance LLC
Principal Prepayment Detail	15		Don Simon	(203) 660-6100
Historical Detail	16		PO Box 4839 | Greenwich, CT 06831 | United States
Delinquency Loan Detail	17	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Collateral Stratification and Historical Detail	18		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 1	19				trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Specially Serviced Loan Detail - Part 2	20
		Trustee	U.S. Bank Trust Company, National Association
Modified Loan Detail	21		General Contact	(312) 332-7457
Historical Liquidated Loan Detail	22		190 South LaSalle Street, 7th Floor | Chicago, IL 60603 | United States
Historical Bond / Collateral Loss Reconciliation Detail	23
Interest Shortfall Detail - Collateral Level	24
Supplemental Notes	25

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 25

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	92890NAS8	0.734000%	82,960,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	92890NAT6	1.765000%	85,912,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	92890NAU3	2.875000%	521,167,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-FL	92890NAZ2	5.897710%	100,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-FX	92890NBB4	2.855000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	92890NAV1	2.453000%	123,890,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-S	92890NAW9	3.241000%	127,297,000.00	34,751,941.16	34,751,941.16	93,859.20	0.00	0.00	34,845,800.36	0.00	0.00%	20.25%
B	92890NAX7	3.744000%	76,705,000.00	76,705,000.00	5,850,680.74	239,319.60	0.00	0.00	6,090,000.34	70,854,319.26	72.48%	14.38%
C	92890NAY5	4.473016%	42,433,000.00	42,433,000.00	0.00	158,169.58	0.00	0.00	158,169.58	42,433,000.00	56.00%	11.13%
D	92890NAE9	4.538016%	52,224,000.00	52,224,000.00	0.00	197,494.47	0.00	0.00	197,494.47	52,224,000.00	35.71%	7.13%
E	92890NAG4	4.538016%	26,113,000.00	26,113,000.00	0.00	98,751.02	0.00	0.00	98,751.02	26,113,000.00	25.57%	5.13%
F	92890NAJ8	4.538016%	22,848,000.00	22,848,000.00	0.00	86,403.83	0.00	0.00	86,403.83	22,848,000.00	16.69%	3.38%
G	92890NAL3	4.538016%	44,064,775.00	43,989,405.66	0.00	95,661.25	0.00	1,016,478.24	95,661.25	42,972,927.42	0.00%	0.00%
V	92890NAN9	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	92890NAQ2	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,305,613,775.00	299,064,346.82	40,602,621.90	969,658.95	0.00	1,016,478.24	41,572,280.85	257,445,246.68

X-A	92890NAA7	1.297016%	1,041,226,000.00	34,751,941.16	0.00	37,561.53	0.00	0.00	37,561.53	0.00
X-B	92890NAC3	0.534365%	119,138,000.00	119,138,000.00	0.00	53,052.63	0.00	0.00	53,052.63	113,287,319.26
Notional SubTotal			1,160,364,000.00	153,889,941.16	0.00	90,614.16	0.00	0.00	90,614.16	113,287,319.26

Deal Distribution Total					40,602,621.90	1,060,273.11	0.00	1,016,478.24	41,662,895.01

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 25

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	92890NAS8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	92890NAT6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	92890NAU3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-FL	92890NAZ2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-FX	92890NBB4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	92890NAV1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S	92890NAW9	272.99890147	272.99890147	0.73732452	0.00000000	0.00000000	0.00000000	0.00000000	273.73622599	0.00000000
B	92890NAX7	1,000.00000000	76.27508950	3.12000000	0.00000000	0.00000000	0.00000000	0.00000000	79.39508950	923.72491050
C	92890NAY5	1,000.00000000	0.00000000	3.72751349	0.00000000	0.00000000	0.00000000	0.00000000	3.72751349	1,000.00000000
D	92890NAE9	1,000.00000000	0.00000000	3.78168026	0.00000000	0.00000000	0.00000000	0.00000000	3.78168026	1,000.00000000
E	92890NAG4	1,000.00000000	0.00000000	3.78168039	0.00000000	0.00000000	0.00000000	0.00000000	3.78168039	1,000.00000000
F	92890NAJ8	1,000.00000000	0.00000000	3.78168023	0.00000000	0.00000000	0.00000000	0.00000000	3.78168023	1,000.00000000
G	92890NAL3	998.28957847	0.00000000	2.17092337	1.60428846	19.79678054	0.00000000	23.06781868	2.17092337	975.22175978
V	92890NAN9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	92890NAQ2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	92890NAA7	33.37598289	0.00000000	0.03607433	0.00000000	0.00000000	0.00000000	0.00000000	0.03607433	0.00000000
X-B	92890NAC3	1,000.00000000	0.00000000	0.44530402	0.00000000	0.00000000	0.00000000	0.00000000	0.44530402	950.89156491

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 25

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-FL	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-FX	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S	05/01/23 - 05/30/23	30	0.00	93,859.20	0.00	93,859.20	0.00	0.00	0.00	93,859.20	0.00
B	05/01/23 - 05/30/23	30	0.00	239,319.60	0.00	239,319.60	0.00	0.00	0.00	239,319.60	0.00
C	05/01/23 - 05/30/23	30	0.00	158,169.58	0.00	158,169.58	0.00	0.00	0.00	158,169.58	0.00
D	05/01/23 - 05/30/23	30	0.00	197,494.47	0.00	197,494.47	0.00	0.00	0.00	197,494.47	0.00
E	05/01/23 - 05/30/23	30	0.00	98,751.02	0.00	98,751.02	0.00	0.00	0.00	98,751.02	0.00
F	05/01/23 - 05/30/23	30	0.00	86,403.83	0.00	86,403.83	0.00	0.00	0.00	86,403.83	0.00
G	05/01/23 - 05/30/23	30	801,648.07	166,353.86	0.00	166,353.86	70,692.61	0.00	0.00	95,661.25	872,340.68
R	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-A	05/01/23 - 05/30/23	30	0.00	37,561.53	0.00	37,561.53	0.00	0.00	0.00	37,561.53	0.00
X-B	05/01/23 - 05/30/23	30	0.00	53,052.63	0.00	53,052.63	0.00	0.00	0.00	53,052.63	0.00
Totals			801,648.07	1,130,965.72	0.00	1,130,965.72	70,692.61	0.00	0.00	1,060,273.11	872,340.68

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 25

	Additional Information

Total Available Distribution Amount (1)	41,662,895.01
Benchmark: 1-Month LIBOR
Current Period %	5.107710
Next Period %	5.158140
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 25

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	1,137,405.04	Master Servicing Fee	5,150.55
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	803.49
Interest Adjustments	(70,494.35)	Trustee Fee	97.86
Deferred Interest	0.00	Trust Advisor Fee	387.42
ARD Interest	0.00
Net Prepayment Interest Excess / (Shortfall)	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	1,066,910.69	Total Fees	6,439.32

Principal		Expenses/Reimbursements
Scheduled Principal	618,129.48	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	39,984,492.38	Special Servicing Fees (Monthly)	198.26
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	40,602,621.86	Total Expenses/Reimbursements	198.26

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	1,060,273.11
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	40,602,621.90
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	41,662,895.01
Total Funds Collected	41,669,532.55	Total Funds Distributed	41,669,532.59

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 25

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	299,064,346.82	299,064,346.82	Beginning Certificate Balance	299,064,346.82
(-) Scheduled Principal Collections	618,129.48	618,129.48	(-) Principal Distributions	40,602,621.90
(-) Unscheduled Principal Collections	39,984,492.38	39,984,492.38	(-) Realized Losses	1,016,478.24
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	1,016,478.24
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	1,016,478.24	1,016,478.24	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.04	0.04	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	257,445,246.68	257,445,246.68	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	299,064,346.82	299,064,346.82	Ending Certificate Balance	257,445,246.68
Ending Actual Collateral Balance	257,690,650.90	257,690,650.90

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	75,370.34	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	75,370.34	0.00	Net WAC Rate	4.54%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 25

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
2,000,000 or less	0	0.00	0.00%	0	0.0000	0.000000	1.20 or less	5	257,445,246.68	100.00%	(7)	4.4177	0.927022
2,000,001 to 3,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.21 to 1.30	0	0.00	0.00%	0	0.0000	0.000000
3,000,001 to 4,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.31 to 1.40	0	0.00	0.00%	0	0.0000	0.000000
4,000,001 to 5,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.41 to 1.50	0	0.00	0.00%	0	0.0000	0.000000
5,000,001 to 6,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.51 to 1.60	0	0.00	0.00%	0	0.0000	0.000000
6,000,001 to 7,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.61 to 1.70	0	0.00	0.00%	0	0.0000	0.000000
7,000,001 to 8,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.71 to 1.80	0	0.00	0.00%	0	0.0000	0.000000
8,000,001 to 9,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.81 to 1.90	0	0.00	0.00%	0	0.0000	0.000000
9,000,001 to 10,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.91 to 2.00	0	0.00	0.00%	0	0.0000	0.000000
10,000,001 to 15,000,000	1	10,243,316.60	3.98%	(6)	4.8600	1.085700	2.01 to 2.25	0	0.00	0.00%	0	0.0000	0.000000
15,000,001 to 20,000,000	1	18,504,560.19	7.19%	(7)	4.3850	0.634800	2.26 to 2.50	0	0.00	0.00%	0	0.0000	0.000000
20,000,001 to 30,000,000	0	0.00	0.00%	0	0.0000	0.000000	2.51 to 2.75	0	0.00	0.00%	0	0.0000	0.000000
30,000,001 to 50,000,000	1	47,370,204.00	18.40%	(8)	4.5000	1.130300	2.751 or Greater	0	0.00	0.00%	0	0.0000	0.000000
50,000,001 to 70,000,000	0	0.00	0.00%	0	0.0000	0.000000	Totals	5	257,445,246.68	100.00%	(7)	4.4177	0.927022
70,000,001 to 90,000,000	1	73,933,728.19	28.72%	(9)	4.5700	0.582000
90,000,001 or Greater	1	107,393,437.70	41.72%	(6)	4.2400	1.110100
Totals	5	257,445,246.68	100.00%	(7)	4.4177	0.927022
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 25

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Colorado	1	107,393,437.70	41.72%	(6)	4.2400	1.110100
							Industrial	3	10,243,316.60	3.98%	(6)	4.8600	1.085700
Kentucky	1	18,504,560.19	7.19%	(7)	4.3850	0.634800
							Office	1	107,393,437.70	41.72%	(6)	4.2400	1.110100
Ohio	1	73,933,728.19	28.72%	(9)	4.5700	0.582000
							Retail	3	139,808,492.38	54.31%	(8)	4.5218	0.774765
Oregon	1	47,370,204.00	18.40%	(8)	4.5000	1.130300
							Totals	7	257,445,246.68	100.00%	(7)	4.4177	0.927022
Pennsylvania	3	10,243,316.60	3.98%	(6)	4.8600	1.085700

Totals	7	257,445,246.68	100.00%	(7)	4.4177	0.927022

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 25

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	4.500% or less	3	173,268,201.89	67.30%	(7)	4.3266	1.064862	3 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.501% to 4.750%	1	73,933,728.19	28.72%	(9)	4.5700	0.582000	4 months or greater	5	257,445,246.68	100.00%	(7)	4.4177	0.927022
	4.751% to 5.000%	1	10,243,316.60	3.98%	(6)	4.8600	1.085700	Totals	5	257,445,246.68	100.00%	(7)	4.4177	0.927022
	5.001% or 5.250%	0	0.00	0.00%	0	0.0000	0.000000
	5.251% or 5.500%	0	0.00	0.00%	0	0.0000	0.000000
	5.501% or Greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	5	257,445,246.68	100.00%	(7)	4.4177	0.927022
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 25

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	60 months or less	5	257,445,246.68	100.00%	(7)	4.4177	0.927022	181 months or less	0	0.00	0.00%	0	0.0000	0.000000
	61 to 84 months	0	0.00	0.00%	0	0.0000	0.000000	182 to 240 months	5	257,445,246.68	100.00%	(7)	4.4177	0.927022
	85 to120 months	0	0.00	0.00%	0	0.0000	0.000000	241 to 300 months	0	0.00	0.00%	0	0.0000	0.000000
	121 or Greater	0	0.00	0.00%	0	0.0000	0.000000	300 months or Greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	5	257,445,246.68	100.00%	(7)	4.4177	0.927022	Totals	5	257,445,246.68	100.00%	(7)	4.4177	0.927022
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 25

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹
	12 months or less	0	0.00	0.00%	0	0.0000	0.000000	181 months or less	0	0.00	0.00%	0	0.0000	0.000000
	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000	182 to 240 months	0	0.00	0.00%	0	0.0000	0.000000
	25 months or more	5	257,445,246.68	100.00%	(7)	4.4177	0.927022	241 to 300 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	5	257,445,246.68	100.00%	(7)	4.4177	0.927022	301 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	0	0.00	0.00%	0	0.0000	0.000000
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 25

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments	Repay Date	Date	Date	Balance	Balance	Date
1	310916826	OF	Denver	CO	Actual/360	4.240%	392,913.29	221,279.96	0.00	N/A	12/01/22	--	107,614,717.70	107,393,437.70	05/01/23
3	310914954	RT	Dayton	OH	Actual/360	4.570%	291,451.30	127,448.16	0.00	N/A	09/01/22	--	74,061,176.35	73,933,728.19	06/01/23
5	310916332	RT	Medford	OR	Actual/360	4.500%	183,926.70	94,750.22	0.00	N/A	10/01/22	--	47,464,954.22	47,370,204.00	06/01/23
6	440000161	RT	Farmington	NM	Actual/360	4.410%	85,600.28	40,088,097.97	0.00	N/A	11/01/22	--	41,104,576.21	0.00	06/01/23
12	440000162	RT	Elizabethtown	KY	Actual/360	4.385%	70,049.88	46,920.93	0.00	N/A	11/01/22	--	18,551,481.12	18,504,560.19	06/01/23
31	416000065	IN	Philadelphia	PA	Actual/360	4.860%	42,969.24	24,124.62	0.00	N/A	12/01/22	--	10,267,441.22	10,243,316.60	05/01/23
Totals							1,066,910.69	40,602,621.86	0.00				299,064,346.82	257,445,246.68
(1) Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.																Page 13 of 25

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	23,258,181.28	5,082,077.36	01/01/23	03/31/23	--	0.00	0.00	612,339.89	612,339.89	0.00	0.00
3	5,560,260.96	988,203.49	01/01/21	03/31/21	11/14/22	42,389,968.59	0.00	0.00	0.00	2,788,610.87	0.00
5	5,101,372.50	2,120,515.01	01/01/22	06/30/22	04/11/23	18,634,980.17	0.00	0.00	0.00	149,088.00	0.00
6	5,521,906.00	0.00	--	--	04/11/23	0.00	0.00	0.00	0.00	0.00	0.00
12	1,196,209.43	637,224.41	01/01/22	06/30/22	04/11/23	12,209,735.70	0.00	0.00	0.00	0.00	0.00
31	363,749.00	505,110.00	01/01/20	06/30/20	06/12/23	0.00	0.00	66,917.03	66,917.03	0.00	0.00
Totals	41,001,679.17	9,333,130.27				73,234,684.46	0.00	679,256.92	679,256.92	2,937,698.87	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 14 of 25

		Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
6	440000161	39,984,492.38	Disposition	0.00	0.00
Totals		39,984,492.38		0.00	0.00
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 15 of 25

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
06/16/23	0	0.00	0	0.00	0	0.00	1	73,933,728.19	0	0.00	0	0.00	0	0.00	1	39,984,492.38	4.417701%	4.142832%	(7)
05/17/23	0	0.00	0	0.00	0	0.00	1	74,061,176.35	0	0.00	0	0.00	0	0.00	0	0.00	4.416633%	4.141629%	(6)
04/17/23	0	0.00	0	0.00	0	0.00	1	74,197,506.97	0	0.00	0	0.00	0	0.00	0	0.00	4.416623%	4.141619%	(5)
03/17/23	0	0.00	0	0.00	0	0.00	1	74,323,921.15	0	0.00	0	0.00	0	0.00	0	0.00	4.416613%	4.141609%	(4)
02/17/23	0	0.00	0	0.00	0	0.00	1	74,478,092.37	0	0.00	0	0.00	0	0.00	0	0.00	4.416605%	4.141600%	(3)
01/18/23	0	0.00	0	0.00	0	0.00	1	74,603,406.70	0	0.00	0	0.00	0	0.00	0	0.00	4.416594%	4.141590%	(2)
12/16/22	0	0.00	0	0.00	0	0.00	1	74,728,229.82	0	0.00	0	0.00	0	0.00	0	0.00	4.416584%	4.141580%	(1)
11/18/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	7	50,629,201.93	4.449551%	4.299430%	0
10/17/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5	122,330,655.75	4.499226%	4.401599%	1
09/16/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	15	191,005,632.35	4.390499%	4.330330%	2
08/17/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	12	108,778,575.50	4.416627%	4.363607%	3
07/15/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4	23,104,195.94	4.422337%	4.370361%	4
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 16 of 25

Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
1	310916826	05/01/23	0	5	612,339.89	612,339.89	41,880.96	107,614,717.30	11/22/22	13
31	416000065	05/01/23	0	5	66,917.03	66,917.03	32,176.05	10,267,441.22	12/07/22	11
Totals					679,256.92	679,256.92	74,057.01	117,882,158.52
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 17 of 25

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		257,445,247	65,874,764	117,636,754		73,933,728
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Jun-23	257,445,247	257,445,247	0	0	0	0
May-23	299,064,347	299,064,347	0	0	0	0
Apr-23	299,716,768	289,423,919	0	10,292,849	0	0
Mar-23	300,330,089	192,262,613	0	0	108,067,475	0
Feb-23	301,051,470	41,433,208	0	0	259,618,263	0
Jan-23	301,659,739	272,544,859	0	0	29,114,880	0
Dec-22	302,265,706	116,364,993	0	0	185,900,713	0
Nov-22	375,222,936	191,722,037	0	0	183,500,899	0
Oct-22	444,050,196	391,180,465	0	0	52,869,732	0
Sep-22	582,757,069	507,638,408	0	0	75,118,662	0
Aug-22	780,950,810	780,950,810	0	0	0	0
Jul-22	891,610,026	891,610,026	0	0	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 18 of 25

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
1	310916826	107,393,437.70	107,614,717.30	298,100,000.00	12/21/22	4,582,033.11	1.11010	03/31/23	12/01/22	233
3	310914954	73,933,728.19	73,933,728.19	40,200,000.00	08/08/22	731,474.99	0.58200	03/31/21	09/01/22	233
5	310916332	47,370,204.00	47,370,204.00	32,500,000.00	02/08/23	1,890,015.01	1.13030	06/30/22	10/01/22	233
6	440000161	0.00	-	52,000,000.00	12/06/22	5,318,766.00	1.70670	12/31/22	11/01/22	232
12	440000162	18,504,560.19	18,504,560.19	7,280,000.00	11/02/22	445,543.41	0.63480	06/30/22	11/01/22	232
31	416000065	10,243,316.60	10,267,441.22	32,600,000.00	03/31/23	437,101.00	1.08570	06/30/20	12/01/22	233
Totals		257,445,246.68	257,690,650.90	462,680,000.00		13,404,933.52

© 2021 Computershare. All rights reserved. Confidential.										Page 19 of 25

					Specially Serviced Loan Detail - Part 2

				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
1	310916826	OF	CO	11/22/22	13

The loan transferred to Special Servicing effective 11/22/2022 for imminent maturity default. The loan matured on 12/1/2022 and failed to pay off. The subject is a 1,302,107 SF office tower located in Denver, CO built in 1982. The Special

Servicer is discussing a potential loan workout with the borrower. The loan is cash managed. Current occupancy is 78% but is projected to decrease to 67% by June 2023 following the expiration of a large tenant. The property was inspected in

	November of 2022 and found to be in good overall condition.

3	310914954	RT	OH	06/30/21	13

6/1/2023: A receiver was appointed on 12/3/2021, and is working to stabilize occupancy at the property. The receiver continues to be successful in retaining existing tenants, converting temp tenants to permanent leases, and increasing

	occupancy. DS	W and Dicks Sporting Goods both renewed their leases for an additional 5 years. All disposition options are being considered.

5	310916332	RT	OR	10/13/22	13

06/01/2023 - Loan transferred to Special Servicing due to Borrower's failure to pay off the Loan at Maturity. Borrower requested a loan extension to allow time to refinance the Loan. Lender has issued a pre-negotiation agreement (Borrower has executed), retained counsel, triggered cash management, and issued a default notice. Lender will dual track discussions for an extension and an enforcement action. BBBY added this location to their closure list in their BK, and has vacated the

	Property.

6	440000161	RT	NM	10/21/22	6

5/31/23: Collateral is a 477k sf regional mall in Farmington, NM. The loan transferred on 10/21/2022 for imminent maturity default. The property was listed for sale and a winning bidder was selected. Closing occurred on 5/17/23.

12	440000162	RT	KY	10/18/22	13

5/17/2023 - Loan transferred to MLS Special Servicing on 10/18/2022 due to imminent default. Loan matures on 11/1/22 and Borrower communicated to Master Servicer that they were unable to refinance this asset. On 1/25/2023 Spinoso

Management Group was appointed as the Receiver to manage and stabilize the property. The Subject Property, Towne Mall is a 353,958-sf regional shopping mall located along the primary commercial district in Elizabethtown, Hardin County,

Kentucky. The decline in property performan ce was a result of Sears (69,400 SF, 19.6% NRA) vacating in the 4th quarter of 2018. Belk and JC Penney are the largest remaining tenants at 51,240 SF and 50,232 SF respectively. Belk's lease

	expires in 2025 and JCP expires in 2026.

31	416000065	IN	PA	12/07/22	11

06/02/2023 - Loan transferred to the Special Servicer on 12/27/2022 because the Borrower did not pay off the loan in full on its 12/01/2022 maturity date. Collateral is three industrial buildings containing a total of 355,650 sf of industrial space and 3 3,800 sf of related office space. The Borrower was current through its 11/01/2022 payment before it did not payoff the loan on the maturity date. The Borrower was in discussions to sell the Decatur Road building and use the proceeds to pay off the loan in full but the loan's Guarantor unexpectedly died on 02/23/2023. Negotiations are currently on hold while the Court determines who should take over trust administration. Midland's engaged legal counsel is dual-tracking

	receivership and foreclosure but t hose filings are also on hold while awaiting a decision by the Court.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 20 of 25

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
6	440000161	44,501,032.32	4.41000%	44,501,032.32 4.41000%		10	07/27/20	08/01/20	08/11/20
18	310912731	12,395,626.60	4.75000%	12,395,626.60 4.75000%		10	08/05/20	09/01/20	09/11/20
64	87100064	4,923,445.40	4.89000%	4,923,445.40 4.89000%		10	04/03/20	04/01/20	06/11/20
Totals		61,820,104.32		61,820,104.32
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.									Page 21 of 25

				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
6	440000161 06/16/23	41,104,576.21	52,000,000.00	40,792,071.37	703,973.40	40,792,071.37	40,088,097.97	1,016,478.24	0.00	0.00	1,016,478.24	1.96%
Current Period Totals		41,104,576.21	52,000,000.00	40,792,071.37	703,973.40	40,792,071.37	40,088,097.97	1,016,478.24	0.00	0.00	1,016,478.24
Cumulative Totals		41,104,576.21	52,000,000.00	40,792,071.37	703,973.40	40,792,071.37	40,088,097.97	1,016,478.24	0.00	0.00	1,016,478.24

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.												Page 22 of 25

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
6	440000161	06/16/23	0.00	0.00	1,016,478.24	0.00	0.00	1,016,478.24	0.00	0.00	1,016,478.24
Current Period Totals			0.00	0.00	1,016,478.24	0.00	0.00	1,016,478.24	0.00		1,016,478.24
Cumulative Totals			0.00	0.00	1,016,478.24	0.00	0.00	1,016,478.24	0.00	0.00	1,016,478.24

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
1	0.00	0.00	23,167.06	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
3	0.00	0.00	15,943.73	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
5	0.00	0.00	10,218.15	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
6	0.00	0.00	(55,334.75)	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
12	0.00	0.00	3,993.72	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
31	0.00	0.00	2,210.35	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	198.26	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total			198.26

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Supplemental Notes
None

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